Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Pro Forma [Line Items]
Pro forma net revenue	$ 3,415,472	$ 3,345,553	$ 10,197,670	$ 9,774,145
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	$ 268,467	$ 280,408	$ 797,867	$ 760,089
Pro forma income per ordinary share
Basic	$ 0.88	$ 0.92	$ 2.62	$ 2.51
Fully diluted	$ 0.87	$ 0.92	$ 2.60	$ 2.50